GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of goodwill and intangible assets [Abstract]
Schedule of Goodwill and Intangible Assets
	Goodwill US$‘000	Development costs US$‘000	Patents and licences US$‘000	Other US$‘000	Total US$‘000
Cost
At January 1, 2019	81,689	146,772	9,947	34,228	272,636
Additions	—	9,569	4	38	9,611
Disposals or retirements	—	—	—	—	—
Exchange adjustments	—	36	—	—	36

At December 31, 2019	81,689	156,377	9,951	34,266	282,283

At January 1, 2020	81,689	156,377	9,951	34,266	282,283
Additions	—	6,896	30	89	7,015
Disposals or retirements	(2,507)	(34,318)	(1,034)	(1,044)	(38,903)
Reclassification	—	—	—	—	—
Exchange adjustments	—	22	—	—	22

At December 31, 2020	79,182	128,977	8,947	33,311	250,417

Accumulated amortisation and Impairment losses
At January 1, 2019	(65,548)	(120,507)	(9,814)	(23,816)	(219,685)
Charge for the year	—	(1,182)	(2)	(1,184)	(2,368)
Disposals or retirements	—	—	—	—	—
Impairment losses	(3,550)	(11,904)	(3)	(1,113)	(16,570)
Exchange adjustments	—	(6)	—	—	(6)

At December 31, 2019	(69,098)	(133,599)	(9,819)	(26,113)	(238,629)

At January 1, 2020	(69,098)	(133,599)	(9,819)	(26,113)	(238,629)
Charge for the year	—	(959)	(5)	(439)	(1,403)
Disposals or retirements	2,507	34,318	1,034	1,044	38,903
Impairment losses	—	(15,287)	—	(135)	(15,422)
Exchange adjustments	—	(6)	—	—	(6)

At December 31, 2020	(66,591)	(115,533)	(8,790)	(25,643)	(216,557)

Carrying amounts
At December 31, 2020	12,591	13,444	157	7,668	33,860

At December 31, 2019	12,591	22,778	132	8,153	43,654

Schedule of Principal Development Projects
The following represents the costs incurred during each period presented for each of the principal development projects:

Product Name	2020 US$’000	2019 US$’000
HIV screening rapid test	2,278	2,587
Premier Instrument for Haemoglobin A1c testing	1,359	1,930
Autoimmune Smart Reader	666	1,325
Syphilis point-of-care test	618	870
Uni-Gold antigen improvement	556	691
COVID tests	467	-
Mid-tier haemoglobins instrument	243	63
Tri-stat point-of-care instrument	203	361
Column enhancement	151	236
Ultra Genesys	139	237
Sjögrens tests	99	135
G-6-PDH test	-	582
Uni-gold test	-	376
Other projects	117	176
Total capitalised development costs	6,896	9,569

Schedule of Impairment Loss Recorded on Discontinued Assets
The table below sets forth the impairment loss recorded for each of the CGU’s:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Primus Corp	16,706	5,321
Trinity Biotech Do Brasil	919	1,253
Biopool US Inc.	154	210
Trinity Biotech Manufacturing Limited	-	9,732
Immco Diagnostics Inc	-	6,332
Clark Laboratories Inc.	-	727
Mardx Diagnostics Inc.	-	720
	17,
Total impairment loss	17,779	24,295

Schedule of Impairment Loss for Each Class of Asset
The table below sets forth the breakdown of the impairment loss for each class of asset:

	December 31, 2020	December 31, 2019
	US$’000	US$’000
Goodwill and other intangible assets (see Note 14)	15,422	16,570
Property, plant and equipment (see Note 13)	1,795	6,349
Prepayments (see Note 18)	562	1,376

Total impairment loss	17,779	24,295

Schedule of Significant Goodwill
The additional disclosures required for the CGU with significant goodwill are as follows:

Fitzgerald Industries	December 31, 2020	December 31, 2019
Carrying amount of goodwill (US$’000)	12,591	12,591
Discount rate applied (real pre-tax)	19.98%	20.42%
Excess value-in-use over carrying amount (US$’000)	7,915	2,385
% EBITDA would need to decrease for an impairment to arise	31.98%	12.11%
Long-term growth rate	2.0%	2.0%

Schedule of Internal and External Factors Based on Historical Experience
Intangible Assets with Indefinite Useful lives (included in other intangibles)	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Fitzgerald Industries International CGU
Fitzgerald trade name	970	970
RDI trade name	560	560
Primus Corporation CGU
Primus trade name	365	500
Immco Diagnostic CGU
Immco Diagnostic trade name	2,938	2,938
Total	4,833	4,968